GuideMark World ex-US Fund
Schedule of Investments
December 31, 2025 (Unaudited)

COMMON STOCKS - 97.8%	Shares	Value
Australia - 3.2%
Aristocrat Leisure, Ltd.	3,446	$133,410
Coles Group, Ltd.	67,948	971,202
Commonwealth Bank of Australia	171	18,252
Insurance Australia Group, Ltd.	104,052	552,228
Lottery Corp. Ltd.	43,195	148,417
Medibank Private, Ltd.	47,469	151,491
Pro Medicus Ltd.	2,995	439,857
QBE Insurance Group, Ltd.	90,563	1,199,007
Rio Tinto, Ltd.	658	64,192
Suncorp Group, Ltd.	41,413	486,152
Telstra Group Ltd.	253,188	821,487
Wesfarmers, Ltd.	13,189	710,534
Woolworths, Ltd.	7,890	154,368
		5,850,597

Austria - 0.5%
Erste Group Bank AG	6,972	836,008

Belgium - 1.1%
Ageas SA	19,098	1,338,022
KBC Group NV	4,815	627,086
		1,965,108

Canada - 12.3%
ARC Resources Ltd.	1,044	19,586
Bank of Montreal	3,236	420,252
Canadian Imperial Bank of Commerce	12,900	1,169,464
Canadian Tire Corp. Ltd. - Class A	3,316	420,229
Cenovus Energy, Inc.	32,339	547,092
Constellation Software, Inc.	215	517,140
Empire Co. Ltd.	51,719	1,798,135
Fairfax Financial Holdings Ltd.	921	1,755,298
FirstService Corp.	2,179	338,864
George Weston, Ltd.	15,301	1,055,591
Great-West Lifeco, Inc.	3,946	194,605
iA Financial Corp., Inc.	2,073	268,582
Imperial Oil, Ltd.	2,097	181,168
Kinross Gold Corp.	46,607	1,312,759
Loblaw Cos. Ltd.	32,882	1,486,524
Lundin Gold, Inc.	12,659	1,051,604
Metro, Inc.	2,408	173,317
National Bank of Canada	292	36,722
Open Text Corp.	9,655	314,436
Power Corp. of Canada	8,511	452,353
Royal Bank of Canada	12,245	2,087,507
Saputo, Inc.	31,474	947,281
Shopify, Inc. - Class A (a)	1,580	254,402
Stantec, Inc.	5,630	531,272
Suncor Energy, Inc.	32,101	1,424,788
Toronto-Dominion Bank	22,903	2,158,560
WSP Global, Inc.	6,718	1,216,391
		22,133,922

Denmark - 1.9%
Danske Bank AS	14,730	735,562
Demant AS (a)	9,541	321,479
Genmab AS (a)	2,631	815,568
Novo Nordisk AS	4,825	244,717
Pandora AS	4,826	533,688
ROCKWOOL AS	21,800	765,918
		3,416,932

Finland - 1.1%
Nokia OYJ	39,975	257,721
Nordea Bank Abp	52,418	986,205
Orion Oyj - Class B	6,156	459,284
Sampo Oyj	17,406	210,592
		1,913,802

France - 6.6%
Accor SA	5,086	286,730
AXA SA	27,542	1,321,492
BioMerieux	1,871	242,097
BNP Paribas SA	2,814	266,224
Bureau Veritas SA	1,831	58,249
Capgemini SE	423	70,238
Carrefour SA	40,401	674,113
Cie de Saint-Gobain SA	3,599	365,989
Credit Agricole SA	4,452	91,657
Danone SA	5,492	495,373
Eiffage SA	14,831	2,124,975
EssilorLuxottica SA	687	217,228
Ipsen SA	7,287	1,016,750
Legrand SA	1,175	174,679
L'Oreal SA	1,244	534,068
LVMH Moet Hennessy Louis Vuitton SE	1,200	904,482
Rexel SA	9,618	377,238
Schneider Electric SE	175	47,876
Societe Generale SA	8,583	690,965
TotalEnergies SE	9,366	610,644
Vinci SA	8,738	1,229,288
		11,800,355

Germany - 9.6%
adidas AG	611	120,908
Allianz SE	4,574	2,114,911
Bayer AG	37,829	1,640,860
Brenntag SE	7,062	409,907
Continental AG	2,789	221,343
Deutsche Bank AG	3,061	117,968
Deutsche Lufthansa AG	43,376	426,123
Deutsche Post AG	33,571	1,830,480
Deutsche Telekom AG	33,615	1,094,203
GEA Group AG	13,835	934,999
Heidelberg Materials AG	6,365	1,650,169
Henkel AG & Co. KGaA	584	44,446
HOCHTIEF AG	1,910	747,729
Knorr-Bremse AG	7,152	793,459
Muenchener Rueckversicherungs-Gesellschaft AG	1,428	939,746
Rheinmetall AG	402	733,406
SAP SE	5,771	1,402,170
Siemens AG	1,972	552,311
Siemens Energy AG (a)	625	87,680
Talanx AG	2,877	382,177
Zalando SE (a)(b)	37,043	1,093,029
		17,338,024

Hong Kong - 3.1%
AIA Group, Ltd.	75,282	774,885
BOC Hong Kong Holdings, Ltd.	81,717	414,713
Futu Holdings Ltd. - ADR (a)	464	76,193
Hong Kong Exchange & Clearing, Ltd.	6,583	344,431
Prudential PLC	56,085	862,757
SITC International Holdings Co. Ltd.	250,285	895,619
Techtronic Industries Co. Ltd.	75,070	863,540
WH Group, Ltd. (b)	1,154,191	1,285,785
		5,517,923

Ireland - 0.5%
AIB Group PLC	77,513	828,640
DCC PLC	383	23,861
		852,501

Israel - 2.6%
Bank Hapoalim BM	30,052	679,688
Bank Leumi Le-Israel BM	41,950	924,482
Check Point Software Technologies, Ltd. (a)	2,986	554,082
Israel Discount Bank Ltd. - Class A	45,368	481,787
Mizrahi Tefahot Bank, Ltd.	10,101	705,728
Nice, Ltd. (a)	1,315	148,644
Phoenix Financial Ltd.	17,837	737,722
Wix.com, Ltd. (a)(c)	4,239	440,390
		4,672,523

Italy - 5.2%
Banca Mediolanum SpA	67,376	1,529,873
Banco BPM SpA	60,003	911,140
BPER Banca SPA	40,042	541,066
Buzzi SpA	1,348	81,488
Enel SpA	28,791	299,349
Generali	6,530	272,878
Intesa Sanpaolo SpA	202,739	1,400,946
Poste Italiane SpA (b)	42,309	1,062,119
Prysmian SpA	7,717	769,827
Telecom Italia SpA (a)	258,851	155,506
UniCredit SpA	20,318	1,682,871
Unipol Assicurazioni SpA	29,407	705,522
		9,412,585

Japan - 16.7%
Advantest Corp.	14,582	1,843,864
Aeon Co. Ltd.	26,701	421,799
Aisin Corp.	17,530	328,447
Ajinomoto Co., Inc.	6,022	127,305
Asahi Kasei Corp.	9,489	84,345
Asics Corp.	35,460	851,269
Astellas Pharma, Inc.	50,995	678,719
Bandai Namco Holdings, Inc.	29,085	774,129
Bridgestone Corp.	38,832	873,692
Canon, Inc.	1,297	38,376
Daifuku Co. Ltd.	1,702	53,572
Dai-ichi Life Holdings, Inc.	56,314	468,001
Daikin Industries, Ltd.	734	93,873
Don Quijote Co., Ltd.	109,440	651,924
Fujikura Ltd.	5,862	650,069
Fujitsu, Ltd.	15,615	429,146
Hitachi, Ltd.	10,973	344,131
Inpex Corp.	32,780	655,618
Japan Airlines Co. Ltd.	89,316	1,656,431
Komatsu, Ltd.	2,349	74,540
Makita Corp.	2,354	71,347
MatsukiyoCocokara & Co.	78,174	1,353,472
Mitsubishi Chemical Group Corp.	57,019	333,768
Mitsubishi Electric Corp.	20,429	595,645
Mitsubishi UFJ Financial Group, Inc.	24,045	381,620
MS & AD Insurance Group Holdings, Inc.	44,827	1,052,405
NEC Corp.	31,666	1,071,435
Nitto Denko Corp.	8,054	191,763
NTT, Inc.	307,262	310,178
Olympus Corp.	5,226	66,262
Osaka Gas Co. Ltd.	5,269	183,081
Otsuka Holdings Co. Ltd.	20,870	1,180,391
Recruit Holdings Co. Ltd.	19,421	1,091,297
Ryohin Keikaku Co. Ltd.	37,388	660,177
Sanrio Co. Ltd.	3,829	119,810
SBI Holdings, Inc.	59,956	1,292,052
SCREEN Holdings Co. Ltd.	5,245	510,886
Seibu Holdings, Inc.	2,558	70,285
Sekisui Chemical Co. Ltd.	27,365	460,204
Seven & i Holdings Co. Ltd.	43,979	631,847
Shiseido Co. Ltd.	28,589	416,053
Sompo Holdings, Inc.	9,452	320,822
Sony Group Corp.	9,788	251,072
Subaru Corp.	18,633	401,191
Sumitomo Electric Industries Ltd.	21,106	850,092
Suntory Beverage & Food Ltd.	2,591	77,921
Suzuki Motor Corp.	47,096	704,343
T&D Holdings, Inc.	23,919	552,126
Takeda Pharmaceutical Co. Ltd.	5,129	159,334
TIS, Inc.	5,661	190,185
Tokio Marine Holdings, Inc.	36,966	1,366,489
Tokyo Electron, Ltd.	1,112	247,673
Tokyo Gas Co. Ltd.	10,894	431,887
Toyota Tsusho Corp.	4,359	146,982
Trend Micro, Inc. (a)	357	14,827
Yokogawa Electric Corp.	25,836	828,575
Zensho Holdings Co. Ltd.	5,832	334,194
		30,020,941

Mexico - 1.0%
Fresnillo PLC	39,375	1,755,743

Netherlands - 3.4%
ABN AMRO Bank NV (b)	1,884	65,825
ASML Holding NV	2,233	2,406,100
ASR Nederland NV	5,076	361,161
Ferrovial SE	556	36,023
ING Groep NV	25,940	729,127
Koninklijke Ahold Delhaize NV	50,035	2,051,777
Koninklijke Philips NV	3,573	97,290
Nebius Group NV (a)	1,444	120,870
Randstad Holding NV	6,112	232,042
		6,100,215

Norway - 1.4%
DNB Bank ASA	37,011	1,031,155
Equinor ASA	18,575	438,032
Gjensidige Forsikring ASA	16,428	491,006
Telenor ASA	4,630	67,341
Yara International ASA	10,837	443,472
		2,471,006

Poland - 0.2%
InPost SA (a)	32,998	405,503

Portugal - 0.5%
Banco Comercial Portugues SA	220,311	231,912
Jeronimo Martins SGPS SA	30,121	716,769
		948,681

Singapore - 1.0%
DBS Group Holdings, Ltd.	28,155	1,233,320
Oversea-Chinese Banking Corp. Ltd.	3,584	55,062
Sea Ltd. - ADR (a)	2,278	290,604
Singapore Exchange, Ltd.	15,481	203,791
		1,782,777

Spain - 5.0%
Acciona SA	1,337	290,983
Amadeus IT Group SA	875	64,760
Banco Bilbao Vizcaya Argentaria SA	114,298	2,681,110
Banco de Sabadell SA	282,221	1,112,189
Banco Santander SA	200,229	2,356,791
Bankinter SA	46,459	770,066
CaixaBank SA	101,304	1,238,554
Endesa SA	10,830	389,671
Mapfre SA	27,788	139,445
		9,043,569

Sweden - 2.7%
H & M Hennes & Mauritz AB - Class B	36,466	730,920
Sandvik AB	2,035	65,733
Securitas AB - Class B	24,577	390,851
Skandinaviska Enskilda Banken AB - Class A	7,319	154,311
Spotify Technology SA (a)	1,010	586,517
Svenska Handelsbanken AB - Class A	32,795	475,119
Swedbank AB - Class A	26,212	909,427
Tele2 AB - B Shares - Class B	4,500	75,405
Telefonaktiebolaget LM Ericsson - Class B	150,917	1,468,730
		4,857,013

Switzerland - 7.8%
ABB, Ltd.	883	65,093
Avolta AG	28,213	1,663,999
Belimo Holding AG (a)	72	70,349
Cie Financiere Richemont SA	260	56,069
Coca-Cola HBC AG	11,736	607,143
Helvetia Baloise Holding AG	730	192,000
Holcim AG	10,542	1,026,267
Kuehne & Nagel International AG	1,013	217,243
Logitech International SA	6,818	692,150
Nestle SA	4,328	429,593
Novartis AG	20,305	2,797,948
Roche Holding AG	6,331	2,614,515
Schindler Holding AG	527	198,186
Schindler Holding AG	513	181,521
SGS SA	5,378	614,964
Swiss Life Holding AG	347	399,690
Swiss Re AG	3,233	538,584
Swisscom AG	349	253,499
Zurich Insurance Group AG	1,836	1,389,306
		14,008,119

United Kingdom - 10.4%
3i Group PLC	20,370	893,198
Admiral Group PLC	28,472	1,217,967
Associated British Foods PLC	2,323	66,352
AstraZeneca PLC	10,897	2,016,584
Auto Trader Group PLC (b)	25,574	201,762
Barclays PLC	86,704	555,002
BP PLC	25,240	147,198
Centrica PLC	44,921	102,422
Endeavour Mining PLC	9,256	483,601
Entain PLC	58,263	598,898
GSK PLC	51,051	1,251,624
Halma PLC	1,816	86,196
HSBC Holdings PLC	128,549	2,022,832
Imperial Brands PLC	11,583	486,371
JD Sports Fashion PLC	1,165,904	1,321,532
Kingfisher PLC	395,621	1,665,381
Lloyds Banking Group PLC	157,260	208,009
Marks & Spencer Group PLC	13,686	60,903
NatWest Group PLC	130,733	1,146,823
Next PLC	5,498	1,012,179
Reckitt Benckiser Group PLC	452	36,576
RELX PLC	2,983	120,175
Rio Tinto PLC	1,362	109,710
Sage Group PLC	2,039	29,656
Shell PLC	11,568	426,305
Smith & Nephew PLC	30,860	513,229
Smiths Group PLC	4,942	156,316
Standard Chartered PLC	39,501	963,838
Vodafone Group PLC	558,281	744,191
		18,644,830
TOTAL COMMON STOCKS (Cost $128,336,158)		175,748,677

INVESTMENT COMPANIES - 1.3%	Shares	Value
United States - 1.3% iShares MSCI Canada ETF (c)	3,855	207,900
iShares MSCI EAFE ETF (c)	23,202	2,228,088
TOTAL INVESTMENT COMPANIES (Cost $1,868,546)		2,435,988

REAL ESTATE INVESTMENT TRUSTS - COMMON - 0.1%	Shares	Value
France - 0.1%
Unibail-Rodamco-Westfield	1,844	200,529
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $192,564)		200,529

WARRANTS - 0.0% (d)	Contracts	Value
Canada - 0.0% (d)
Constellation Software, Inc., Expires 03/31/2040, Exercise Price $0.00 (a)(e)	282	0
TOTAL WARRANTS (Cost $0)		0

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.0%	Units	Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.86% (f)	1,767,516	1,767,516
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,767,516)		1,767,516

MONEY MARKET FUNDS - 0.5%	Shares	Value
JPMorgan U.S. Government Money Market Fund - Class IM, 3.72% (f)	888,631	888,631
TOTAL MONEY MARKET FUNDS (Cost $888,631)		888,631

TOTAL INVESTMENTS - 100.7% (Cost $133,053,415)		181,041,341
Liabilities in Excess of Other Assets - (0.7)%		(1,293,281)
TOTAL NET ASSETS - 100.0%		$179,748,060

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $3,708,520 or 2.1% of the Fund’s net assets.

(c)	All or a portion of this security is on loan as of December 31, 2025. The fair value of these securities was $1,726,858.
(d)	Represents less than 0.05% of net assets.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of December 31, 2025.

(f)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

Sector Classification as of December 31, 2025
(% of Net Assets)

Financials	$65,746,664	37.0%
Industrials	24,023,191	13.1
Consumer Discretionary	18,777,452	10.5
Consumer Staples	17,104,084	9.3
Health Care	16,773,736	9.5
Information Technology	13,937,892	7.6
Materials	8,588,881	4.8
Energy	4,450,431	2.4
Communication Services	4,310,089	2.4
Utilities	1,697,393	1.0
Real Estate	539,393	0.3
Investment Companies	2,435,988	1.3
Investments Purchased with Proceeds from Securities Lending	1,767,516	1.0
Money Market Funds	888,631	0.5
Liabilities in Excess of Other Assets	(1,293,281)	(0.7)
	$179,748,060	100.0%